Segmented Information (Segment revenues and results) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Operating revenues	$ 748.1	$ 683.1
Cost of sales
Cost of sales	312.6	339.0
Royalties	10.2	17.4
COVID costs	6.5	0.0
Amortization	152.7	165.0
Cost of sales	482.0	521.4
Expenses
Exploration	7.2	6.7
Corporate and administrative	21.0	19.8
Share-based compensation	10.3	9.2
EARNINGS FROM OPERATIONS	227.6	126.0
Finance expense	(4.3)	(2.5)
Foreign exchange loss	(1.4)	0.3
Other gain	(3.7)	5.1
EARNINGS BEFORE INCOME TAXES	218.2	128.9
Operating segments [member] | Young-Davidson [Member]
Disclosure of operating segments [line items]
Operating revenues	239.4	262.1
Cost of sales
Cost of sales	133.9	146.6
Royalties	3.7	4.4
COVID costs	0.0
Amortization	63.7	80.1
Cost of sales	201.3	231.1
Expenses
Exploration	0.0	0.0
Corporate and administrative	0.0	0.0
Share-based compensation	0.0	0.0
EARNINGS FROM OPERATIONS	38.1	31.0
Operating segments [member] | Mulatos [Member]
Disclosure of operating segments [line items]
Operating revenues	261.7	194.4
Cost of sales
Cost of sales	120.9	107.8
Royalties	1.3	3.1
COVID costs	2.0
Amortization	44.6	28.0
Cost of sales	168.8	138.9
Expenses
Exploration	4.2	3.6
Corporate and administrative	0.0	0.0
Share-based compensation	0.0	0.0
EARNINGS FROM OPERATIONS	88.7	51.9
Operating segments [member] | Island Gold [Member]
Disclosure of operating segments [line items]
Operating revenues	247.0	207.3
Cost of sales
Cost of sales	57.8	64.2
Royalties	5.2	9.9
COVID costs	4.5
Amortization	44.4	55.3
Cost of sales	111.9	129.4
Expenses
Exploration	1.0	1.1
Corporate and administrative	0.0
Share-based compensation	0.0
EARNINGS FROM OPERATIONS	134.1	76.8
Operating segments [member] | El Chanate [Member]
Disclosure of operating segments [line items]
Operating revenues		19.3
Cost of sales
Cost of sales		20.4
Royalties		0.0
Amortization		1.6
Cost of sales		22.0
Expenses
Exploration		0.0
Corporate and administrative		0.0
Share-based compensation		0.0
EARNINGS FROM OPERATIONS		(2.7)
Corporate and other [Member]
Disclosure of operating segments [line items]
Operating revenues	0.0	0.0
Cost of sales
Cost of sales	0.0	0.0
Royalties	0.0	0.0
COVID costs	0.0
Amortization	0.0	0.0
Cost of sales	0.0	0.0
Expenses
Exploration	2.0	2.0
Corporate and administrative	21.0	19.8
Share-based compensation	10.3	9.2
EARNINGS FROM OPERATIONS	$ (33.3)	$ (31.0)